Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities were as follows:
	December 31,
	2024	2023
Deferred tax assets:
Capitalized research and development expenditures	$5,492,204	$3,253,225
Net operating loss carryforwards	3,361,350	2,183,803
Research and development tax credits	1,254,707	1,253,836
Capitalized license fees	781,373	—
Share-based compensation	46,122	24,969
Accruals and other	200,285	13,548
Deferred tax assets	11,136,041	6,729,381

Less valuation allowance	(11,136,041)	(6,729,381)
Net deferred tax assets	$—	$—

Schedule of Reconciliation of Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2024	2023
Federal tax benefit at statutory rate	21.0%	21.0%
State tax, net of federal benefit	6.9	6.9
Research and development credits	1.1	6.4
Provision true-up	(0.1)	—
Permanent differences	(3.1)	—
Change in valuation allowance	(25.8)	(34.3)
Effective income tax rate	—%	—%